Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of intangibles and their amortization and impairment

	Licensees and	Other	Concessions	Easements
	software	intangibles	and rights	(1)	Total
Cost
Balance as of December 31, 2021	1,118,811	940,080	13,503,441	1,733,379	17,295,711
Acquisitions	292,803	9,953	835,457	9,297	1,147,510
Effect of business combination (Note 12)	—	12,670	(117,270)	(318,388)	(422,988)
Disposals	(4,148)	—	(95,875)	(478)	(100,501)
Foreign currency translation	74,759	338,654	3,439,810	86,905	3,940,128
Transfers/reclassifications	30,389	(18,605)	2,518	126,729	141,031
Balance as of December 31, 2022	1,512,614	1,282,752	17,568,081	1,637,444	22,000,891

Accumulated amortization and impairment losses
Balance as of December 31, 2021	(689,817)	(153,292)	(878,125)	(65,961)	(1,787,195)
Amortization of the period	(138,544)	(30,282)	(658,457)	(6,439)	(833,722)
Losses for impairment	(1,785)	(15,323)	(34,022)	(133)	(51,263)
Disposals	3,283	—	95,875	425	99,583
Foreign currency translation	(58,215)	(243,909)	(919,328)	(109)	(1,221,561)
Transfers/reclassifications	918	(3,865)	—	(57,181)	(60,128)
Balance as of December 31, 2022	(884,160)	(446,671)	(2,394,057)	(129,398)	(3,854,286)

Net balance as of December 31, 2021	428,994	786,788	12,625,316	1,667,418	15,508,516
Net balance as of December 31, 2022	628,454	836,081	15,174,024	1,508,046	18,146,605
(1)

Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time.

	Licensees and	Other	Concessions	Easements
	software	intangibles	and rights	(2)	Total
Cost
Balance as of December 31, 2020	835,030	201,463	351,108	79,176	1,466,777
Acquisitions	140,263	11,456	275,736	16,891	444,346
Effect of business combination (1)	130,634	666,455	11,910,589	1,618,801	14,326,479
Disposals	(21,581)	(226)	(402)	(79)	(22,288)
Foreign currency translation	82,397	83,856	893,249	18,553	1,078,055
Transfers/reclassifications	(47,932)	(22,924)	73,161	37	2,342
Balance as of December 31, 2021	1,118,811	940,080	13,503,441	1,733,379	17,295,711

Accumulated amortization and impairment losses
Balance as of December 31, 2020	(607,871)	(67,299)	(173,799)	(62,765)	(911,734)
Amortization of the period	123,796	(19,780)	(427,989)	(3,200)	(327,173)
Losses for impairment	(57)	—	—	—	(57)
Disposals	21,313	56	—	41	21,410
Foreign currency translation	(55,695)	(66,333)	(447,697)	—	(569,725)
Transfers/reclassifications	(171,303)	64	171,360	(37)	84
Balance as of December 31, 2021	(689,817)	(153,292)	(878,125)	(65,961)	(1,787,195)

Net balance as of December 31, 2020	227,159	134,164	177,309	16,411	555,043
Net balance as of December 31, 2021	428,994	786,788	12,625,316	1,667,418	15,508,516
(1)

Corresponds to the balances recognized in the business combination, which mainly includes i) service concessions classified as intangible assets, according to IFRIC 12, in Peru, Bolivia, and Colombia, ii) rights to use infrastructure and intangible assets recognized through business combinations in Brazil and Peru, and iii) intangibles associated with economic benefits from contractual income.

(2)

Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so there is no set term or contractual limit, and the right is maintained over time.